Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	NORTHWEST NATURAL HOLDING COMPANY
Entity Central Index Key	0001733998
Amendment Flag	false
EBP 008
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	NORTHWEST NATURAL HOLDING COMPANY
Entity Central Index Key	0001733998
Amendment Flag	false